N-2 - USD ($)		Feb. 27, 2026	Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key		0002028436
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-290858
Investment Company Act File Number		811-23980
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		true
Post-Effective Amendment Number		8
Investment Company Act Registration		true
Entity Registrant Name		T. ROWE PRICE OHA FLEXIBLE CREDIT INCOME FUND
Entity Address, Address Line One		1 Vanderbilt Avenue
Entity Address, Address Line Two		16th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		212
Local Phone Number		326-1500
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class D	Class I
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases (1)	3.50%	1.50%	N/A

(1)
Investors purchasing Class A Shares or Class D Shares may be charged
a sales load of up to
3.50
% or
1.50
%, respectively, of the Investor’s gross purchase. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Please consult your financial firm for additional information. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (2) (as a percentage of average net assets attributable to Shares)
Management Fee	1.00%	1.00%	1.00%
Incentive Fee (3)	1.39%	1.39%	1.39%
Interest payments on borrowed funds and securities sold short (4)	1.43%	1.43%	1.43%
Other expenses (5)
Distribution fee and/or Shareholder Servicing fee (6)	0.75%	0.25%	N/A
All non-distribution and/or shareholder servicing other expenses	0.67%	0.67%	0.67%
Expense reimbursement (7)	(0.00)%	(0.00)%	(0.00)%

Total annual fund expenses	5.24%	4.74%	4.49%
(2)	Assumes the Fund raises approximately $400 million in proceeds during the period ending December 31, 2026, resulting in estimated average Net Assets of approximately $352 million.
(3)
The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments in portfolio companies.

The Incentive Fee is based on income, whereby the Fund will pay the Adviser quarterly in arrears 15% of its
Pre-Incentive
Fee Net Investment Income Returns (as defined below), attributable to each class of the Fund’s Shares, for each calendar quarter subject to a 6% annualized hurdle rate, with a 100%
catch-up.
See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.
(4)
Interest expenses represent estimated interest related costs the Fund expects to incur in connection with the use of its credit facility. See “Summary of Terms — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average rate of 25% of Net Assets.

(5)
Other expenses include reasonably estimated costs for the current year that the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the period ending December 31, 2026, assuming the Fund raises approximately $400 million of proceeds during that time.

(6)
The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.75% per year on Class A Shares and 0.25% per year on Class D Shares. With respect to Class A Shares, the entire fee is characterized as a “distribution fee.” With respect to Class D Shares, the entire fee is characterized as a “shareholder service fee.”

The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares or Class D Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up
withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
(7)
Pursuant to the Expense Limitation Agreement, the Adviser has agreed contractually until twelve months from the date of this Prospectus ([    ], 2027) to waive certain operating expenses to the extent that the Fund’s monthly total annualized operating expenses in respect of each class exceed 1.0% of the Fund’s month-end
net asset value of such class. Under the Expense Limitation Agreement, the Fund is obligated to repay the Adviser in the amount of any such waivers and/or reimbursements, subject to certain limitations (as described below under “Fund Expenses – Expense Limitation Agreement”). The amount presented in the table estimates the amounts the Fund currently expects to pay during the one-year
period beginning on the date of this prospectus to reimburse the Adviser for waivers and/or reimbursements. In consideration of the Adviser’s agreement to waive its operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived Fund expenses reimbursed in respect of each of Class A Shares, Class D Shares, and Class I Shares, subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of recoupment. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect until twelve months from the date of this Prospectus ([    ], 2027), unless and until the Board approves its modification or termination. See “Fund Expenses.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A
	1 Year	3 Years	5 Years	10 Years
	$87	$187	$287	$537
Class D
	1 Year	3 Years	5 Years	10 Years
	$62	$156	$240	$488
Class I
	1 Year	3 Years	5 Years	10 Years
	$45	$135	$227	$460
The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown.
While the
example
assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management and Incentive Fees.”

Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly during the period ending December 31, 2026, assuming estimated net assets of the Fund of approximately $600 million on
December
		31, 2026.
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to Shares
Other Expenses, Note [Text Block]		Other expenses include reasonably estimated costs for the current year that the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the period ending December 31, 2026, assuming the Fund raises approximately $400 million of proceeds during that time.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Security and Year	Total Amount Outstanding Exclusive of Treasury Securities (in thousands) (1)	Asset Coverage Per Unit (in thousands) (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
December 31, 2025
CIBC Credit Facility	$36,500	$6,506		N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated for the applicable borrowings in accordance with Section 18(h) of the 1940 Act.

(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities Amount	[1]		$ 36,500
Senior Securities Coverage per Unit	[2]		$ 6,506
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about the Fund’s senior securities as of December 31, 2025 is shown in the following table. The report of our independent registered public accounting firm, KPMG LLP, on the senior securities table as of December 31, 2025, is attached as an exhibit to this registration statement.

Security and Year	Total Amount Outstanding Exclusive of Treasury Securities (in thousands) (1)	Asset Coverage Per Unit (in thousands) (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
December 31, 2025
CIBC Credit Facility	$36,500	$6,506		N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated for the applicable borrowings in accordance with Section 18(h) of the 1940 Act.

(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities Headings, Note [Text Block]		Information about the Fund’s senior securities as of December 31, 2025 is shown in the following table. The report of our independent registered public accounting firm, KPMG LLP, on the senior securities table as of December 31, 2025, is attached as an exhibit to this registration statement.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. The Fund’s investment objective and investment opportunities and strategies described in the Fund’s prospectus, except for the seven investment restrictions designated as fundamental policies, are not fundamental and may be changed by the board of trustees without shareholder approval.
Investment Opportunities and Strategies
Under normal circumstances, the Fund intends to invest at least 80% of its assets in Credit. The Fund defines Credit to consist primarily of the following credit strategies:

a)	Direct Lending (including first lien loans and unitranche loans);

b)	Junior Capital Solutions (including unsecured debt, second lien loans, mezzanine loans and preferred equity);

c)	Asset-based Lending (including, but not limited to, credit investments, investments in infrastructure, shipping, aviation and telecommunications);

d)	Structured Credit (including CLOs);

e)	Special Situations (including stressed and non-control distressed credit and opportunities arising due to market dislocation); and

f)	Liquid Credit (including broadly syndicated loans and credit selection in high yield bonds and leveraged loans).
The Fund will opportunistically allocate its investments across any number of the foregoing Credit strategies. The Fund may invest in additional strategies in the future.
While some of the loans in which the Fund intends to invest pursuant to the foregoing may be secured, the Fund may also invest in debt securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. Some of the loans in which the Fund may invest may be “covenant-lite” loans.
The Fund normally may invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in
non-U.S.
securities.
Although actual exposure to any strategy may vary over time, under normal circumstances, the Fund expects its allocations to each strategy will be within the following ranges:

Direct Lending	20-50%
Junior Capital Solutions	0-30%
Asset-based Lending	0-30%
CLOs/Structured Credit	0-30%
Special Situations	0-30%
Liquid Credit	0-30%

Access to OHA
’
s Transaction Flow and Expertise
.
OHA is a leading global alternatives investment firm specializing in private lending, distressed credit, structured credit, real assets, special situations, leveraged loans and high yield bonds. OHA manages approximately $111 billion
3
of capital across credit strategies in pooled funds, CLOs and single investor mandates. The global and primarily institutional investor base of OHA and its affiliates includes pension funds, sovereign wealth funds, insurance companies, foundations, endowments, fund of funds, family offices and high net worth individuals.
OHA’s leading private lending platform focuses on directly originated and customized financing solutions for larger well-established corporate borrowers and, where applicable, their private equity sponsors. Approximately $47 billion of OHA’s capital under management is invested in private strategies including private lending.
The Fund intends to capitalize on the significant ongoing growth in Credit, particularly for financing solutions for Larger Borrowers and OHA’s deep expertise in this area. The Adviser believes that the competitive advantages discussed below position the Fund to deliver premium yields while mitigating downside risk on behalf of investors.

•
Deep Credit Investment Experience
: OHA has been a credit specialist for more than 30 years. Over that time, it has invested in thousands of companies, accumulating an extensive “library of knowledge” that it believes offers differentiated views on issuers, industries and markets. OHA has also developed deep strategic relationships and robust networks with management teams and private equity sponsors, with a focus on larger companies, that are increasingly seeking private credit solutions. The Adviser believes these historical relationships will remain significant drivers of its private credit investment deal flow.

•
Deep Expertise Across Target Asset Classes
: Over its 30 years as a credit market specialist, OHA has developed significant experience investing across a broad range of asset classes. The Adviser believes that this expertise, when combined with its experience investing across numerous cycles, positions its well to build an attractive, all weather portfolio of higher returning investments for the Fund that are sourced across the full breadth of OHA’s platform.

•
Significant Private Credit Investment Expertise
: OHA has a long history of private credit investing starting in 2002 that has been tested through several credit cycles. The Adviser believes that this experience demonstrates its ability to generate attractive risk-adjusted returns with an emphasis on downside protection from private lending. OHA manages numerous investment programs that focus on senior secured corporate private credit investments primarily in North America and Europe. These investment programs seek to capitalize on OHA’s significant and successful history investing in private first lien and unitranche financings, as well as second lien loans and other corporate secured debt. These client solutions include other pooled investment vehicles and single investor mandates structured to solve the various objectives and requirements of OHA’s global investor base. Further, these investment programs and OHA’s broader investment platform provide significant capacity to drive and commit to private financing solutions in scale.

•
Highly Experienced Team
: The Fund benefits from the full capabilities of OHA’s more than 130 investment professionals globally, under the leadership of the Fund’s portfolio management team. The members of the portfolio management team have industry experience of 23 years on average and have navigated and capitalized on numerous market cycles. Further, the deep continuity of OHA’s senior team has helped institutionalize a highly disciplined investment process. The Adviser believes that the consistency of this process has contributed to the consistency of OHA’s investment results across its corporate credit strategies. This robust process harnesses the complementary skillsets of industry, asset class, transaction, documentation and workout specialists to enhance sourcing, due diligence, structuring and ongoing monitoring of investments. The Adviser further believes that the continuity of OHA’s team and execution of its time-tested investment process should position it to source and execute on highly attractive opportunities, often on a proprietary basis, on behalf of Fund investors.

3
Capital under management estimated as of December 31, 2025. Includes net asset value, portfolio value and/or unfunded capital. Uses respective USD exchange rates as of month-end
for any
non-USD
assets. Additional information on calculation methodology available upon request.

•
Industry-Specialist Investment Team Model
: A central component of the Adviser’s investment process is deep and experienced industry-focused investment teams. These teams are typically comprised of three to six professionals and are charged with having a deep understanding of all relevant companies in their sectors. The Adviser believes that the depth of OHA’s expertise meaningfully enhances all aspects of the investment process, contributing to attractive returns with minimal credit losses over time. The Adviser believes that private equity sponsors and management teams view OHA’s industry teams as possessing differentiated perspectives on industry and company-specific matters, deal structures, pricing and other important transaction dynamics. The Adviser believes this facilitates early discussions with such sponsors and companies, which the Adviser believes enables it to drive key deal terms, access greater size in transactions and, in certain cases, achieve more favorable economics. This deep understanding of industries and companies also positions the Adviser to suggest proactively creative financing solutions that can drive significant potential value for borrowers’ private equity sponsors and, in turn, the Fund’s investors. Finally, the Adviser believes that OHA’s sector knowledge also meaningfully enhances the quality of its due diligence. OHA often has a prior relationship with a corporate borrower or its management team, deep knowledge of its competitors and/or ongoing dialogue with key customers, suppliers, industry consultants and other contacts that can offer differentiated perspectives.

•
Integrated Model
: OHA has been built around a one team and one investment philosophy approach while some other firms operate as a collection of separate businesses under one organizational structure. The Adviser believes that OHA’s integrated approach provides a meaningful competitive advantage as its experience in each asset class informs and enhances its activities in its other asset classes. For example, OHA is an active investor in the performing, syndicated, below investment grade credit markets and believes that this provides a number of advantages to its distressed investment activities. OHA’s industry-focused research professionals have often followed a company, and its competitors, for many years, developed relationships with management and/or performed due diligence prior to a company becoming distressed. The Adviser believes this prior knowledge enables it to make a more informed decision than a firm that only initiates coverage once a company becomes distressed. Similarly, many of the companies that the Adviser targets for customized private financing solutions have previously issued syndicated debt and are well known to OHA through this activity. With respect to structured corporate credit, the line-by-line
analysis of the underlying portfolio that is performed by OHA’s research professionals is integrated into the investment process. The Adviser believes that this greatly enhances its ability to identify mispriced investments, particularly during periods of volatility. Finally, when investing in real assets and infrastructure, OHA’s team often has a differentiated view on the value of the underlying collateral. The Adviser believes that its integrated model offers advantages across all of its investment activities, and that these advantages are particularly valuable given the breadth of the Fund’s investment mandate.

•
Scaled,
“
One-stop
Shop
”
: The Adviser believes that the size and breadth of OHA’s $111 billion
4
platform solving diverse, often complex financing needs of corporate borrowers across both private and liquid markets is a distinct sourcing advantage. The resulting frequent dialogue and active engagement contribute to proprietary deal flow with significant repeat lender roles for OHA. These capabilities help maximize the number of opportunities that the Adviser sources which it considers critical given the highly selective nature of its investment process. OHA’s industry teams are responsible for investments in the private and liquid credit markets, which includes working closely with OHA’s private credit specialists. This framework allows the relevant investment professional to serve as a single point of contact for a borrower that can deliver OHA’s scale and flexible solutions across the range of the corporate borrower’s financing needs over time. In many cases, the Adviser believes that management teams and sponsors do not know which financing solution will ultimately prove optimal and/or

4
Capital under management estimated as of December 31, 2025. Includes net asset value, portfolio value and/or unfunded capital. Uses respective USD exchange rates as of month-end
for any
non-USD
assets. Additional information on calculation methodology is available upon request.

actionable as they assess their options. OHA can seamlessly partner across a full range of private, liquid or hybrid liquid/private solutions, positioning it to be a true partner of choice that can customize the best credit solution, regardless of the structure or complexity. In turn, the Adviser believes that OHA and its affiliates are viewed as trusted, creative and thoughtful long-term lending partners, strongly positioning them when sponsors and management teams seek partners for proprietary financings or when assembling a small lending group. OHA’s flexibility on structure, combined with size to drive transactions, enable it to be a
“one-stop
shop” which is particularly relevant for Larger Borrowers who access both private and liquid markets.

•
Transaction Leadership
: OHA has significant experience leading private credit transactions which it attributes to the competitive advantages described above. OHA’s scale, company- and sector-specific insights, underwriting strength and structuring expertise position it to engage in complex situations and deliver customized financing solutions that address the unique financing needs of corporate borrowers. Since 2018, OHA has held a leadership position in the vast majority of its private lending investments. Being a sole or primary lender in size who develops and delivers tailored solutions, OHA fosters and enhances a partnership mentality with corporate borrowers and sponsors that is differentiated from traditional lending relationships. The Adviser believes that OHA’s ability to lead transactions is a potential source of incremental return as it allows the Adviser to influence deal terms and structures to the benefit of the Fund.

•
Larger Borrower Focus
: The Adviser typically focuses on investments in Larger Borrowers, which has been a consistent aspect of OHA’s investment process throughout its history. The Adviser believes this focus and positioning to work with Larger Borrowers benefits the Fund in several ways. The Adviser believes that credit profiles of Larger Borrowers generally benefit from greater business diversification, stronger market positions, experienced management teams and a greater ability to navigate challenging markets. At the same time, many larger companies have complex financing needs to which OHA’s capabilities and solutions are well suited. In addition, the Adviser believes that fewer capital providers possess the required scale to effectively operate in this segment of the private credit market. In turn, scaled private lending platforms, like OHA, focused on Larger Borrowers currently face less competition than in the market for smaller companies. In particular, the Adviser observes that demand for private unitranche financings from large borrowers continues to grow significantly, presenting the Adviser with many attractive investment opportunities in these well-structured facilities. The Adviser believes that this expanding universe of borrowers offers opportunities to secure more favorable pricing and strong structural protections on behalf of investors.

•
Downside Protection
: The Adviser believes that a key driver of success in private credit investing is the ability to limit credit mistakes and preserve capital. Accordingly, a focus on downside protection has been a core tenet of OHA’s investment process since inception. This time-tested approach employs a highly disciplined bottom-up,
“private equity-style” due diligence process, combined with rigorous transaction structuring to mitigate risk. OHA’s extensive structuring expertise and flexibility combined with its trusted financing partner relationships position it to negotiate highly structured financing solutions that address the unique risks presented by a borrower. The Adviser believes that this focus on downside protection is evidenced by the low losses across OHA’s corporate credit strategies historically, including OHA’s private lending strategies. Most recently, the Adviser believes that its resilience through the
COVID-19
pandemic reflects OHA’s underwriting rigor and focus on downside protection.

•
Significant Workout and Restructuring Expertise
: The Adviser believes that OHA’s expertise gained as a leading distressed investor since 1990 offers a competitive advantage in the execution of its private credit strategy. Since 1990, OHA has made approximately $23 billion in distressed investments as of September 30, 2025. The Adviser seeks to capitalize on this capability when evaluating and structuring private credit investments to ensure that the transaction documentation offers protection across a broad range of outcomes. The Adviser believes OHA’s expertise as a distressed investor also enhances its ability to move with conviction to seize on opportunities resulting from market volatility in its performing investment activities, including private credit. The Adviser believes that OHA’s distressed investment expertise also provides it with a distinct advantage in monitoring and managing investments. Should one of the Adviser’s performing credit investments encounter difficulty, the relevant industry team will leverage OHA’s extensive workout capabilities. The distressed team will work with the industry team to re-evaluate
the company and capital structure from a distressed investing perspective and implement a strategy to optimize results.

Portfolio Composition
The Fund’s portfolio will consist of some combination of the following types of investments:
Direct Lending
:
Through its Direct Lending strategy, the Fund will focus on directly originated and customized private financing solutions, focused on “large cap” senior secured direct lending (including first lien senior secured loans and “unitranche” loans) targeting Larger Borrowers, although the Fund may make investments in issuers with EBITDA outside of such range. The Adviser believes that credit profiles of Larger Borrowers generally benefit from greater business diversification, stronger market positions, experienced management teams and a greater ability to navigate challenging markets. The Fund may originate loans in accordance with its investment objective, investment strategies, fundamental investment restrictions and the limitations of the 1940 Act, including but not limited to Section 17 thereof. While the Fund will not be involved in servicing such loans, an affiliated person of the Fund may act as an agent in connection with the loans in accordance with the limitations of the 1940 Act. Additionally, consistent with its fundamental investment restriction relating to industry concentration, the Fund will not originate loans to issuers in any one industry or group of industries in an amount exceeding 25% of the Fund’s total assets. The Fund’s investments generally have stated terms of three to seven years, and the expected average life of the Fund’s investments is generally two to three years. However, there is no limit to the maturity or duration of any investment that the Fund may hold in its portfolio. As part of its Direct Lending strategy, the Fund may issue letters of credit to certain portfolio companies. The payment obligations under a letter of credit would be subject to the satisfaction of certain conditions set forth in the letter of credit. The Fund will treat each letter of credit as an unfunded commitment for regulatory purposes.
Junior Capital Solutions
:
Through its Junior Capital Solutions strategy, the Fund intends to have the flexibility to invest in junior parts of the capital structure, with a focus on second lien loans, subordinated debt and preferred equity. The Adviser believes that the Fund’s flexibility to invest across the capital structure is a distinctive component of its Credit strategy that enhances the Fund’s potential value-add
to borrowers and sponsors and, in turn, the Fund’s opportunity set over time. The Adviser believes that there are attractive opportunities for the Fund to engage very early in a financing process, particularly when junior capital is required, and to act as an anchor investor positioning it to drive deal terms.
Asset-based Lending:
Through its Asset-based Lending strategy, the Fund intends to provide directly originated and privately negotiated capital solutions with bespoke documentation for real assets primarily within the infrastructure, shipping, aviation and telecommunications categories, including, without limitation, (i) ships, (ii) aircraft (including parts thereof) or aircraft-related assets, (iii) containers, railcars and other similar equipment, (iv) automobiles, (v) real estate and real estate related assets, including real estate investment trusts, (vi) infrastructure and infrastructure-related assets, (vii) energy and energy-related assets, (viii) telecommunication and telecommunication-related assets, (ix) data centers and (x) equipment and other related assets. The Fund will focus on debt transactions.
CLOs/Structured Credit
:
Through its CLOs/Structured Credit strategy, the Fund intends to invest in the debt and equity tranches of CLOs that are backed by senior secured corporate loans made to companies operating primarily in the U.S. or Europe. The Fund will focus on CLO investments sourced from the secondary market. The Fund expects that it may purchase tranches from sellers who are impacted by fund redemptions or regulatory pressures. The Fund will actively seek out CLOs backed by pools of collateral that have overlap with the Adviser’s analyst coverage universe and portfolios and that are managed by third-party investment advisers with a demonstrated track record in CLO management. The Fund may also invest in asset-backed securities and other structured products.
Special Situations:
Through its Special Situations strategy, the Fund generally will seek to invest in companies experiencing financial or operational challenges, providing liquidity solutions, bridge capital and through secondary trading. The Fund’s investments may involve investments in “event-driven” special situations such as recapitalizations, spinoffs, corporate and financial restructurings, litigation or other liability impairments, turnarounds, management changes, consolidating industries and other catalyst-oriented situations. The Fund will act as a source of debt and/or equity capital to businesses seeking liability management, growth or broader strategic objectives. The Fund intends to take advantage of market dislocations across both expansionary and recessionary credit cycles, as well as transient periods of market volatility. To a lesser extent, the Fund may seek to invest in stressed and distressed debt.
Liquid Credit:
Through its Liquid Credit strategy, the Fund intends to focus on idiosyncratic credit selection within high yield bonds and leveraged loans. The Fund intends to invest in instruments with robust liquidity profiles, including, but not limited to, publicly traded debt instruments (broadly syndicated loans, high yield bonds (junk bonds), convertible securities and notes) and Treasury securities. The Fund expects these investments to enhance its risk/return profile and serve as a source of liquidity for the Fund.
Other Investment Strategies
:
The Fund may also invest in notes, bills, debentures, convertible and preferred securities, government and municipal obligations and other credit instruments with similar economic characteristics. In addition, from time to time, the Fund may invest in or hold common stock and other equity securities incidental to the purchase or ownership of a credit investments or in connection with a reorganization of a borrower. The Fund may engage in short sales. To a limited extent, the Fund may also use derivatives to gain investment exposure to credit instruments, provide downside protection and to dampen volatility. In particular, the Fund may seek to hedge all or a portion of the Fund’s foreign currency risk through the use of foreign currency forward contracts. Derivative instruments used by the Fund will be counted toward the Fund’s policy of investing at least 80% of its assets in Credit instruments. As a result, the market value of a derivative instrument that provides the Fund with indirect exposure to Credit instruments will be counted toward the Fund’s 80% policy. Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund reserves the right to invest in securities of other registered investment companies, including ETFs, to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other registered investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Adviser believes share prices of other registered investment companies offer attractive values.
Other Investments
Foreign Instruments
:
The Fund may make investments in
non-U.S.
entities, including issuers in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund expects that its investment in
non-U.S.
issuers will be made primarily in U.S. dollar denominated securities, but it reserves the right to purchase securities that are foreign currency denominated. Some
non-U.S.
securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer’s principal trading market, the country in which the issuer was legally organized, whether the issuer derives a substantial portion of its operations or assets from a particular country or region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.

Illiquid and Restricted Securities
:
The Fund invests in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.
Cash and Short-Term Investments
: The Fund may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.
The Investment Process
The Adviser implements the Fund’s strategy through a highly disciplined and consistent investment process. The key features of this process have been tested through multiple cycles since OHA’s inception. These features include a deep, fundamental “private equity-style” due diligence process and a focus on loss avoidance and risk-adjusted returns. The investment process leverages the vast library of knowledge that OHA and its affiliates have gained investing in thousands of companies since the early 1990s. In addition, across its platform, OHA and its affiliates generally will have investments in several hundred companies at any given time. The Adviser believes that the strong integration of its investment team positions its investment process to benefit significantly from the vast amount of information gleaned on the broader economy, financial markets, and at the industry and company level across the platform. These insights are regularly shared between industry teams, portfolio managers and product specialists through frequent dialogue and collaboration leading to a diversity of perspective from all areas of OHA and its affiliates. The Fund’s investment process will leverage OHA’s over
120-person
investment team across the U.S. and Europe. The Adviser believes that the consistency of OHA’s process and the depth and experience of its investment team position it to build a diversified portfolio of Credit investments that generate attractive income-oriented returns with downside protection for the Fund.

•
Sourcing
: The Adviser believes that OHA has developed a strong sourcing network over its more than 30 years as a credit market specialist in the U.S. and Europe, which enhances its ability to generate a wide range of differentiated investment ideas. OHA has developed deep strategic relationships partnering with private equity sponsors, company management teams, bankers, attorneys, consultants, restructuring advisors and other key industry participants. The Adviser believes that having a broad sourcing strategy that focuses on direct origination from sponsors and management teams, as well as working with banks, advisors and other market participants positions the Adviser to source the greatest number of potentially attractive investments. This robust and diversified deal flow is particularly important given the Adviser’s highly selective investment process and focus on risk-adjusted returns. Moreover, the Adviser believes that OHA and its affiliates have proven, and are viewed, to be creative and thoughtful partners that can work quickly and constructively to meet the needs of its counterparties.

The Adviser believes that the integration of its liquid and private credit investment strategies into a $111 billion
5
credit specialist platform solving diverse, often complex financing needs across these markets is a distinct sourcing advantage. Notably, the scale of OHA’s firm-wide investment activities creates a high volume and frequency of engagement with sponsors, borrowers and other partners and counterparties. This framework continuously enriches knowledge of issuers, sponsors and their strategic and financing objectives across OHA’s platform which drives private lending deal flow. For example, at any given time, OHA may be in dialogue with a sponsor on a private new issue transaction,

5
Capital under management estimated as of December 31, 2025. Includes net asset value, portfolio value and/or unfunded capital. Uses respective USD exchange rates as of month-end
for any
non-USD
assets. Additional information on calculation methodology is available upon request.

a syndicated new issue transaction and a stressed or distressed investment that OHA acquired in the secondary market. That dialogue may be focused on existing portfolio companies, potential new buy-out
or M&A opportunities. The Adviser believes that this frequency of dialogue not only enhances its relationships but also positions it to engage early when the next financing opportunity arises.
The Adviser further believes that OHA’s industry-specialist investment model facilitates the working relationship and optimizes connectivity between market participants and the Adviser, further enhancing deal flow and proprietary sourcing. A private equity sponsor does not need to contact a separate team at OHA or be concerned that OHA may not have the appropriate capital to participate. OHA’s integrated model fosters a highly efficient and consistent process for counterparties. For example, as the financing strategy evolves for a company, a transaction can shift from the liquid to private markets or from a second lien loan to a streamlined unitranche solution, and the Adviser believes that OHA can drive and transition nimbly with the opportunity toward the ultimate outcome. Given these dynamics, the Adviser believes that OHA has developed particularly strong relationships with the more active sponsors and transaction partners who work on larger transactions, which will be the focus of the Fund. Overall, the Adviser believes it is positioned to see both a large number of opportunities and a broad range of investment types across the capital structure.

•
Screening
: A critical component of the investment process is screening to determine which opportunities will advance to the full due diligence process. Given the large number of potential opportunities that the Adviser expects to source for the Fund and the highly rigorous nature of its credit process, initial investment screening is highly selective. The screening process, which typically will include one or more members of the portfolio management team and the relevant industry team, will seek to ensure appropriate prioritization of Fund opportunities and resources. At this initial phase, the relevant team members will assess the likelihood that the opportunity may meet the Fund’s return objectives while offering appropriate downside protection. The Adviser believes OHA’s industry expertise and deep “library of knowledge” across companies and capital structures is particularly helpful in assessing opportunities. With respect to real asset-oriented and structured credit opportunities, the research team leverages deep relationships with real asset owners, securitization issuers and key service providers, where applicable. As part of the Adviser’s intensive credit analysis, investment professionals also evaluate environmental, social and governance (“ESG”) risks during the underwriting process. The entry into force of certain
ESG-related
regulatory regimes and further developments in regulatory expectations and best practices under such regimes, as well as any subsequent changes to the regulatory frameworks applying to ESG standards, reporting and compliance obligations, as applicable to the Adviser or the Fund, impose additional costs and the Adviser may require additional resources to monitor, report and comply with wide ranging
ESG-related
requirements. Taking into account ESG factors in the investment process could result in higher ESG compliance expenses or costs or the forgoing of certain opportunities. Furthermore, there are no universally accepted ESG standards, and not all investors may agree on the appropriate ESG standards to apply in a particular situation.

The Adviser emphasizes sectors it believes to be recession-resistant and in which it has significant experience by virtue of its industry specialization. The Adviser seeks to concentrate its investments in market leading businesses or unique assets and typically focuses on significant asset collateralization, protection through seniority in the capital structure, the quality of transaction documentation, attractive creation multiples and/or a current yield component. The Adviser believes OHA’s expertise across the capital structure also enhances its ability to assess relative value, price risk and, in turn, prioritize opportunities that meet the Adviser’s standards for full underwriting. With respect to real asset-oriented and structured credit investments, the process centers around an in-depth
analysis of the underlying assets at a granular level, the structural documentation, and where applicable, manager behavior. The Adviser believes that its due diligence process across all asset types is significantly enhanced by the use of various proprietary analytic tools that it has developed over time.

•
Credit Underwriting
: Opportunities that screen positively for the Adviser’s investment criteria proceed to the rigorous due diligence process by which the Adviser “surrounds” the credit with its full capabilities and resources. As noted, OHA’s relevant industry team typically leads the analysis, leveraging its extensive knowledge and other teams as relevant.

Each industry team focuses on understanding the full competitive landscape of their sector, regulatory considerations, key performance drivers and other industry-specific risks and opportunities. They maintain relationships with management teams, sponsors and other relevant constituents, including customers, suppliers, industry consultants, bankers and rating agencies. Active dialogue with companies and industry participants allows the Adviser to better understand the drivers of a company’s success, risks, strategy, culture and management team dynamics, which the Adviser believes leads to a better assessment of a company’s long-term business prospects and value. The Adviser seeks to engage with management teams prior to making an investment and on a regular basis thereafter as part of its investment process. Sustainability matters are discussed and, if relevant, pursued with the company with the purpose of contributing to positive change.
Credit underwriting leverages the Adviser’s “private-equity-style” due diligence process based on deep fundamental research. This process benefits from OHA’s frequently advantaged access to borrowers and sponsors from its experience and reputation as a trusted financing partner and incumbent, or repeat, lender to companies in private and public markets. The continuity and depth of OHA’s industry coverage also often offers opportunities to leverage proprietary insights from underwriting and investing in competitors and companies in the same industry ecosystem. Dedicated private credit investment professionals with primary responsibility for maintaining external relationships augments each industry team’s ability to engage with sponsors and other transaction partners. The underwriting process seeks to be both quantitatively rigorous and qualitatively strong. It is highly iterative, with frequent conversations between the industry and portfolio management teams. Credit underwriting typically entails business analysis, capital structure analysis and valuation analysis, among other workflows. Business analysis typically involves a comprehensive fundamental evaluation of a company, including historical and projected financial modeling. Capital structure analysis evaluates the terms and structure of a company’s debt and equity securities relative to the company’s business risk. Valuation analysis considers the enterprise value of a company in both the public and private markets. In addition, the Adviser conducts in-depth
analysis of underlying assets and their impact to potential loss scenarios as it consistently emphasizes loss avoidance and downside protection. The Adviser further believes that OHA’s due diligence process across all asset types is enhanced by the use of various proprietary analytic tools that it has developed over time.
Detailed written reports will typically steer the discussions between the investment team and the portfolio management team members. These reports are used to evaluate an investment’s merits and concerns and, if relevant, will include an analysis of environmental, social and governance (ESG) factors. These discussions are critical to the decision to make an investment, or to redirect the diligence process to areas that warrant further evaluation. In most cases, an extensive financial model is constructed to test how cash flows vary under different business scenarios, enriching the Adviser’s understanding of business strengths, weaknesses and performance outlook for the company and financing options. The process is iterative with the model output prompting further research into the company’s business and market and with the results of that research driving refinements to the model. Moreover, the Adviser believes that OHA’s existing deep industry and company knowledge combined with its rigorous process and often advantaged engagement with borrowers and sponsors enable due diligence that is proprietary and differentiated relative to its peers.
Investment decisions for the Fund will be made by its portfolio management team. In reaching their decisions, the portfolio management team members will seek to draw upon all relevant expertise developed throughout their careers and across OHA for any given investment, with primary input coming from industry team members, asset class specialists and other portfolio managers of OHA.

•
Structuring/Execution
: the Adviser believes OHA’s scale, integrated approach, structuring expertise and flexibility across capital structures position it to move quickly and drive transaction processes and optimal outcomes for all parties. In many cases, OHA has accumulated information on a specific company or investment opportunity over multiple years prior to making an investment, positioning it to execute more quickly than other potential financing providers. OHA typically works with lender groups that are small and seeks true partnerships between the lenders and sponsors and management teams, reinforcing its ability to drive transaction processes. The Adviser believes that OHA’s demonstrated ability to lead private credit transactions is a potential source of incremental return as it allows Adviser to influence private credit deal terms and structures to the benefit of the Fund. The Adviser further believes that benefits of OHA’s private solutions to borrowers, including process and customization advantages, better position it to structure legal documentation with a certain degree of downside protection in addition to negotiating attractive pricing. OHA’s breadth and expertise also often enable it to offer multiple financing solutions increasing the opportunity to develop a structure that satisfies borrower objectives and the Adviser’s return and downside protection priorities.

The Adviser is actively involved in structuring and negotiates pricing, covenants and other terms directly with the sponsor and/or company. Industry teams work alongside the Fund’s highly experienced and dedicated in-house
documentation experts to ensure the Fund is securing the protections the Fund requires for completed investments. Every investment memorandum contains a detailed covenant analysis which is discussed in depth with the portfolio management team. If the team is unable to negotiate changes to weaker documentation relative to OHA’s high standard, the Adviser often declines the investment opportunity on that basis.

•
Monitoring/Management
: Once an investment is made, the Adviser continuously monitors the activities and the financial condition of each portfolio company with the consistent analytical rigor of its credit underwriting process to proactively manage risk and optimize investment results. The monitoring process benefits from OHA’s industry-specialist model as the same team that underwrote the investment monitors it until exited, which the Adviser believes leads to greater connectivity with the borrowers, advantaged access to company information, increased accountability and enhanced ability to anticipate and manage borrower challenges. Maintaining team consistency between the underwriting and post-investment phases ensures seamless monitoring of a company. The industry-specialist team is responsible for staying abreast of all news flow and keeping the portfolio managers informed of all relevant and material developments on the names they cover. In many cases, monitoring also involves significant dialogue with management and may involve more direct involvement with management and decision making, potentially including participation in management meetings and/or board level discussion. Typically, research analysts will attempt to meet with issuer management teams several times during the year. In addition, analysts will seek to leverage the breadth of their knowledge and their industry contacts to stay abreast of trends and anticipate how changes at suppliers and customers might impact the portfolio. The Adviser continues to leverage its role as a trusted financing partner to enhance this dialogue management teams. The Adviser believes that OHA’s distressed investment expertise, which it has developed and honed in the North American and European markets since its inception, provides it with a distinct advantage monitoring investments. If one of the Adviser’s performing credit investments encounters difficulty, OHA’s distressed team will work directly with the relevant industry team to re-evaluate
the company and capital structure from a distressed investing perspective and implement a strategy to optimize results. The industry team continues to maintain responsibility for their investment, sharing their accumulated knowledge and monitoring the investment through its entire life. The Adviser believes this collaborative approach is critical to forming a comprehensive understanding of a company’s options in a stressed or distressed scenario, with the goals of preserving capital and capitalizing on opportunities to enhance returns if possible. The Adviser believes this is a key differentiating factor that has historically benefited performance across its strategies.

•
Real Asset-Oriented and Securitized Credit
: The Adviser’s real asset investment process relies on the same fundamental approach as its general investment process described above. The Adviser utilizes OHA’s vast library of industry knowledge and structuring expertise to perform its deep bottom-up
diligence and in certain cases works closely with outside consultants. OHA also has dedicated internal resources focused primarily on the real asset space who work alongside industry-aligned investment professionals to combine deep knowledge of both the industry and the asset class. The Adviser relies on a granular analysis of underlying collateral, including matching collateral cash flows with structural protections and optimizing structures to create attractive risk-adjusted returns. The Adviser often seeks to create opportunities with equity-like return components that include strong downside structural protections.

Similarly, the investment process for corporate securitized credit draws heavily on OHA’s fundamentally-driven, research-oriented investment process employed within the corporate credit space. This process is based upon the belief that appropriate valuation relies on granular analysis of underlying collateral as well as, with respect to the Fund’s CLO investments, an analysis of CLO manager behavior. OHA uses its proprietary CLO analytics platform to conduct various base case, upside and downside scenario analyses. This platform draws information from a variety of external service providers (
e.g.
, financial news providers, pricing services and
rat
ing agencies), as well as data from OHA’s Pulse system.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.
Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Nature of the Fund’s Investments.
The Fund has a very broad mandate with respect to the type and nature of investments in which it participates. While some of the loans in which the Fund intends to invest may be secured, the Fund may also invest in debt or equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund intends to invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.
The borrowers of loans constituting the Fund’s assets may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable as described further below in “Investments in Restructurings.” Additionally, the numerous risks inherent in the insolvency process create a potential risk of loss by the Fund of its entire investment in any particular investment. Insolvency laws may, in certain jurisdictions, result in a restructuring of the debt without the Fund’s consent under the “cramdown” provisions of applicable insolvency laws and may also result in a discharge of all or part of the debt without payment to the Fund.
Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a “preference,” (iii) equitable subordination claims by other creditors, (iv) so called “lender liability” claims by the issuer of the obligations (see “Risks Related to Investments in Loans”) and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment
options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.
In addition, during periods of market disruption, borrowers of loans constituting the Fund’s assets may be more likely to seek to draw on unfunded commitments the Fund has made, and the Fund’s risk of being unable to fund such commitments is heightened during such periods.

Market Risk.
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, or the war between Russia and Ukraine, including any resulting sanctions, export controls or other restrictive actions that may be imposed by the U.S. and/or other countries against governmental or other entities in, for example, Russia, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the recent
COVID-19
outbreak, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing
assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Risks Relating to Infectious Diseases and Pandemics.
Certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Outbreaks such as the severe acute respiratory syndrome, avian influenza, H1N1/09, and, most recently, the coronavirus
(COVID-19),
or other similarly infectious diseases may have material adverse impacts on the Company, the Adviser, their respective affiliates and portfolio companies. Actual pandemics, or fear of pandemics, can trigger market disruptions or economic turndowns with the consequences described above. The Adviser cannot predict the likelihood of disease outbreaks occurring in the future nor how such outbreaks may affect the Company’s investments.
The outbreak of disease epidemics may result in the closure of the Adviser’s and/or a portfolio company’s offices or other businesses, including office buildings, retail stores and other commercial venues and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a portfolio company’s business which may adversely affect the ability of a portfolio company to perform its obligations, (b) disruption of regional or global trade markets and/or the availability of capital, (c) the availability of leverage, including an inability to obtain indebtedness at all or to the Company’s desired degree, and less favorable timing of repayment and other terms with respect to such leverage, (d) trade or travel restrictions which impact a portfolio company’s business and/or (e) a general economic decline and have an adverse impact on the Company’s value, the Company’s investments, or the Company’s ability to make new investments.
If a future pandemic occurs (including a recurrence of
COVID-19)
during a period when the Company expects to be harvesting its investments, the Company may not achieve its investment objective or may not be able to realize its investments.
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption following the spread of
COVID-19
in the United States and the conflict between Russia and Ukraine. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuer in it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Credit Spread Risk.
Credit spread risk is the risk that credit spreads (
i.e.
, the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of
COVID-19,
the conflict between Russia and Ukraine and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Risks Related to Investments in Loans.
The Fund may invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien lo an
s and any other loans.
Covenant-Lite Loans.
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
First Lien Senior Secured Loans.
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.
Second Lien Senior Secured Loans and Junior Debt investments.
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Unsecured Loans.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.
Other Risks Related to Loans.
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up
payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Finally, loans may become
non-performing
for a variety of reasons.
Non-performing
debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Add iti
onal costs associated with these activities may reduce returns.
Unitranche Loans.
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Investments in Middle-Market Companies.
Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end
funds generally, and the somewhat greater illiquidity of
closed-end
fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.
High Yield Debt.
The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities (junk bonds) has experienced periods of volatility and reduced liquidity. High yield securities (junk bonds) may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities (junk bonds) may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities (junk bonds).
Distressed Credit Investments.
The Fund’s distressed credit investments (
e.g.
, investments in defaulted,
out-of-favor
or distressed bank loans and debt and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss or with substantial variations in operating results from period to period. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under, or have a significant risk of an inability to service, their debt obligations, especially during an economic downturn or periods of rising interest rates, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. Investments in distressed companies may be premised on a turnaround strategy. If turnarounds are not achieved, these companies could experience failures or substantial declines in value, and the Fund may not be able to divest itself of such unprofitable investments in a timely fashion or at all. Additionally, turnarounds may not be achieved within the contemplated investment horizons.
The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt. Accordingly, an investment in the Fund should only be considered by persons who can afford a loss of their entire investment.
Mezzanine Investments.
The Fund may make mezzanine investments. Such investments, if made, may be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the Fund’s investments, all or a significant portion of which may be secured. While the Fund’s mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors;
(iv) so-called
“lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.
Collateralized Loan Obligations.
In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market
thereof) may result in higher delinquencies

and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.
CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact on the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment
risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund is expected to rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund is also expected to rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (
e.g.
, gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties in respect of the Fund’s issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing
assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on LIBOR, SOFR or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on LIBOR, SOFR or another reference rate. See “Risks Associated with Changes in LIBOR.”
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the

CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of the Fund’s issuers as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask
spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
Interest Rate Risk.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as LIBOR, the SOFR and the prime rate, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). From time to time, the Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund’s portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.
Inflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.

Real Assets Investments Risk.
The Fund may invest a portion of its assets in credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk.
The Fund may acquire, directly or indirectly, debt and/or equity interests in real estate. The real estate i
nvestments of the Fund will be subject to the risks generally incident to the ownership of real property, including uncertainty of cash flow to meet fixed and other obligations; adverse changes in local market conditions, population trends, neighborhood values, community conditions, general economic conditions, local employment conditions, interest rates, and real estate tax rates; changes in fiscal policies; competition from other properties; and uninsured losses and other risks that are beyond the control of the Fund, such as the threat of terrorism and their consequences. There can be no assurance of profitable operations because the cost of owning the Fund’s real estate investments may exceed the income produced, particularly since certain expenses related to real estate and its development and ownership, such as property taxes, utility costs, maintenance costs and insurance, tend to increase over time and are largely beyond the control of the owner. In addition, the Fund’s ownership of equity interests in real estate may have tax consequences for certain investors that do not apply in the case of the Fund’s ownership of debt interests in real estate. To the extent the Fund makes investments in real estate assets (or a pool of real estate assets) that are geographically dispersed, leased to (or otherwise exposed to the c red
it risk of) a geographically diverse group of counterparties whose location changes on an ongoing basis and/or that otherwise have a “global” risk profile, the Adviser will, in its discretion, assign a country of risk for purposes of any applicable investment limitations or other purposes, which country of risk may not correspond with the actual geographic risk of some or all of such assets, and/or determine to exclude such assets from any such geographic limi tat
ions.
Certain real estate investment opportunities may originate from owners who are insolvent or in serious financial difficulty. As a result, the recourse to the sellers and/or the standards by which such properties are being serviced or operated may be adversely affected.
With respect to particular real estate credit investments, real estate debt instruments that are in default may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and/or a substantial write-down of the principal of such debt instruments. Even if a restructuring were successful, a risk exists that upon maturity of such real estate debt instrument, replacement “takeout” financing will not be available. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate debt instruments purchased by the Fund. The foreclosure process can be lengthy, uncertain and expensive. Real estate risks typically include fluctuations in the real estate markets, slowdown in demand for the purchase or rental of properties, changes in the relative popularity of property types and locations, the oversupply of a certain type of property, changes in regional, national and international economic conditions, adverse local market conditions, the financial conditions of tenants, buyers and sellers of properties, changes in building, environmental, zoning and other laws and other governmental rules and fiscal policies, changes in real property tax rates or the assessed values of the investments, changes in interest rates and the availability or terms of debt financing, changes in operating costs, risks due to dependence on cash flow, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, uninsured casualties, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, unavailability of or increased cost of certain types of insurance coverage, such as terrorism insurance, fluctuations in energy prices, acts of God, natural disasters and uninsurable losses, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are not within the control of the Adviser.
Preferred Stock.
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.
Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible
securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.
Limited Amortization Requirements.
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Securities on a When-Issued or Forward Commitment Basis.
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery
of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Equity Investments.
When the Fund invests in senior secured loans or mezzanine loans, it may acquire equity securities as well. In addition, the Fund may invest directly in the equity securities of issuers. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon its disposition of such interests. However, the equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.
The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Investments in Publicly Traded Companies.
The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members (which may include members of the Adviser) and increased costs associated with each of the aforementioned risks.
In addition, in respect of the Fund’s publicly traded debt investments, the Fund will not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Adviser may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.
Prepayment Risk.
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The

Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Investments in Highly Leveraged Issuers.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.
Investments in Restructurings.
The Fund may invest in restructurings that involve, or otherwise invest in the debt securities of, companies that are experiencing or are expected to experience severe financial difficulties. These severe financial difficulties may never be overcome and may cause such companies to become subject to bankruptcy proceedings. The return on investment sought or targeted by the Fund in any investment in a restructuring may depend upon the restructuring progressing in a particular manner or resulting in a particular outcome (including regarding the conversion or repayment of the Fund’s investments). There can be no assurance that any such outcome, development or result will occur or be successful and, as a result, the premise underlying the Fund’s investment may never come to fruition and the Fund’s returns may be adversely affected. Investments in restructurings could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For instance, under certain circumstances, payments to the Fund and distributions to Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or characterize investments made in the form of debt as equity contributions. For certain restructurings, the Fund may utilize blocker corporations, which may incur federal and state income taxes. In restructurings, whether constituting liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the restructuring either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security or instrument the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. The Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed restructuring is consummated. Under certain circumstances, a lender that has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed, or may be found liable for damages suffered by parties as a result of such actions.

When a company seeks relief under the U.S. Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be “adequately protected” during the proceedings. If the Bankruptcy Court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. Bankruptcy proceedings are inherently litigious, time consuming, highly complex and driven extensively by facts and circumstances, which can result in challenges in predicting outcomes. The equitable power of bankruptcy judges also can result in uncertainty as to the ultimate resolution of claims.
Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will almost certainly experience a significant loss of its investment. There can be no assurance that the security interests securing the Fund’s claims will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge.
Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found guilty of certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the U.S. Bankruptcy Code. Creditors’ claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the U.S. Bankruptcy Code. Serving on an official or unofficial creditors’ committee, for example, increases the possibility that the Fund will be deemed an “insider” or a “fiduciary” of an issuer it has so assisted and may increase the possibility that the Bankruptcy Court would invoke the doctrine of “equitable subordination” with respect to any claim or equity interest held by the Fund in such issuer and subordinate any such claim or equity interest in whole or in part to other claims or equity interests in such issuer. Claims of equitable subordination may also arise outside of the context of the Fund’s committee activities. If a creditor is found to have interfered with a company’s affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Fund will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. In addition, if representation of a creditors’ committee of an issuer causes the Fund or the Adviser to be deemed an affiliate of such issuer, the securities of such issuer held by the Fund may become restricted securities, which are not freely tradable.
While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or U.S. federal proceedings, including pursuant to state fraudulent transfer laws. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able to defend against them successfully. To the extent the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities or instruments issued by the debtor due to the Fund’s possession of material, non-public
information concerning the debtor.
From time to time, the Fund may invest in or extend loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. These debtor-in-possession
or “DIP” loans are most often revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
In addition, issuers located in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments in any such issuer may be adversely affected. For example, bankruptcy law and process in a
non-U.S.
jurisdiction may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although ban kru
ptcy laws have been enacted, the process for reorganization remains highly uncertain.
Non-Performing
Investments.
The Fund’s portfolio may include investments whose underlying collateral are
“non-performing”
and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.
Risks of Certain
Non-U.S.
Investments.
The Fund expects to invest a portion of its aggregate commitments outside of the United States.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain
non-U.S.
jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other
non-U.S.
jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in
non-U.S.
jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of
non-U.S.
deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.
Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined
price at a future date. Forward foreign currency contracts are marked-to-market
at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Use of Leverage: Risk of Borrowing by the Fund.
The Fund may employ leverage through a secured credit facility to achieve its investment objective and may issue preferred stock and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Under the 1940 Act, the Fund is permitted to incur greater effective leverage through the use of preferred stock than through the use of debt. The Fund may choose to add leverage through the issuance of additional Preferred Shares.
All costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares is borne by the Fund, and these costs and expenses may be significant. So long as the rate of return, net of applicable Fund expenses, on the investments purchased by the Fund exceeds the dividend rates payable on the Preferred Shares together with the costs to the Fund of other leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Shareholders than if the Fund were not so leveraged. The use of leverage has the potential to magnify losses versus funds that do not employ leverage.
The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in Net Assets, it may issue $100 in Preferred Shares, resulting in $200 in total assets (or 200% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Under the 1940 Act, the Preferred Shares the Fund issues will constitute a “senior security” for purposes of the 200% asset coverage test. In addition, while any senior securities remain outstanding, the Fund will be required to make provisions to prohibit any dividend distribution to the Fund’s Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund’s ability to utilize leverage would also be limited by asset coverage requirements and other guidelines imposed by the terms of the Preferred Shares and are imposed by rating agencies that provide ratings for the Preferred Shares which are more restrictive than the limitations imposed by the 1940 Act noted above. Accordingly, any decline in the NAV of the Fund’s investments could result in the risk that the Fund would fail to meet its asset coverage requirements for any such Preferred Shares. Under certain circumstances, the Fund’s investment income might not be sufficient to meet the dividend requirements on any Preferred Shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of Preferred Shares. Liquidation at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Shareholders.
In August 2022, Rule
18f-4
under the 1940 Act, regarding the ability of a registered investment company to use derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions), became effective. Under the new rule, registered investment companies that make significant use of derivatives are required to operate subject to a value-at-risk
leverage limit, adopt a derivatives risk management program and appoint a derivatives risk manager, and comply with various testing and board reporting requirements. Such requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective.
The Adviser expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk
(“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives.
Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or Preferred Share dividends, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any Preferred Shares, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of the existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must either repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Change of Law Risk.
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Terrorist Activities.
Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.
Volatility of Commodity Prices.
The performance of certain of the Fund’s investments may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals) and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and
non-U.S.
federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.

Regulatory Approvals.
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or
non-U.S.
approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges.
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Environmental Matters.
Environmental laws, regulations and regulatory initiatives play a significant role in the electric power industry and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from nongovernmental and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.
Derivatives Instruments.
The Fund may invest in derivative instruments or “derivatives” that include total return swaps (“TRS”) and other swaps, futures, options, structured securities and other instruments and contracts that are derived from, or the value of which is related to, one or more underlying securities, financial benchmarks, currencies or indices. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency or index at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading. For example, because many derivatives are leveraged, and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement may expose the Fund to the possibility of a loss exceeding the original amount invested. Derivatives may also expose investors to liquidity risk, as there may not be a liquid market within which to close or dispose of outstanding derivatives contracts.
All derivative instruments involve risks that are in addition to, and potentially greater than the risks of investing directly in securities and other more traditional assets, including:

•
Management Risks.
Derivative products are specialized instruments that require investment techniques and risk analyses different from those associated with equities and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into and the ability to assess the risk that a derivative adds to the Fund’s portfolio.

•
Counterparty Risks.
This is the risk that a loss may be sustained by the Fund as a result of the failure of the other party to a derivative (usually referred to as a “counterparty”) to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for over-the-counter
(“OTC”) derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded or cleared derivative transaction is the counterparty to the derivative transaction. The Fund may post or receive collateral related to changes in the market value of a derivative. The Fund also may invest in derivatives that (i) do not require the counterparty to post collateral, (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require significant upfront deposits unrelated to the derivatives’ intrinsic value, or (iv) do not require that collateral be regularly marked-to-market.
When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults.

•
Documentation Risks
. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated, the counterparty may interpret contractual terms (
e.g.
, the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Adviser believes are owed to the Fund under derivative instruments or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

•
Liquidity Risks
. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Less liquid derivative instruments also may fall more in price than other securities during market falls. During periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in the mark-to-market
obligations arising under the derivative instruments used by the Fund. These risks may be further exacerbated by requirements under rules issued pursuant to recently enacted financial reform legislation.

•
Leverage Risks
. Because many derivatives have a leverage component (
i.e.
, a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Tax Uncertainties
. The taxation of derivatives, including credit default swaps, TRS and other transactions in which the Fund may participate, is subject to uncertainties. Such transactions may become subject to new laws and regulations, possibly with retroactive effect, as well as differing interpretations of existing law and regulations by the relevant taxing authorities. There can be no assurance that such changes in law or interpretation will not have a material adverse effect on the Fund.

•
Other Risks
. Other risks in using derivatives include the risk of mispricing or incorrect valuation of derivatives. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, over-and/or
under-collateralization, and/or errors in calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired result. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The risk may be more pronounced when outstanding notional amounts in the market exceed the amounts of the referenced assets. For example, the Fund’s use of reverse repurchase agreements subjects it to interest costs based on the difference between the sale and repurchase price of the securities involved. Derivatives are also subject to currency and other risks. Moreover, suitable derivatives may not be available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.
Counterparties to derivatives contracts may have the right to terminate such contracts if the Fund’s net asset value declines below a certain level over a specified period of time. The exercise of such a right by the counterparty could have a material adverse effect on the Fund’s operations.

In late October 2020, the SEC adopted Rule
18f-4
related to the use of derivatives and certain other transactions that rescinded and withdrew the guidance of the SEC and the SEC staff regarding asset segregation and coverage. Under Rule
18f-4,
the Fund will need to trade derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a VaR leverage limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. These requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in Rule
18f-4.
Reverse repurchase agreements are subject to the current asset coverage requirements, and a fund trading reverse repurchase agreements needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio (unless the fund determines to treat such agreements and transactions as derivatives for all purposes under the rule). Reverse repurchase agreements are not be included in the calculation of whether the Fund is a limited derivatives user (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule), but if the Fund is subject to the VaR testing, reverse repurchase agreements and similar financing transactions are included for purposes of such testing. These requirements may limit the Fund’s ability to use derivatives and reverse repurchase agreements and similar financing transactions as part of the Fund’s investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
Options and Futures Risk.
The Fund may utilize options and futures contracts and
so-called
“synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.
Credit Derivatives.
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance
by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.
Interest Rate Swaps Risk.
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (
e.g.
, an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Counterparty Risk.
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery
by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.
Payment-in-Kind
(“PIK”) Income Risk.
The Fund may hold investments that result in PIK income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash
accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value
ratio at a compounding rate. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Investments in the Software Industry.
The revenue, income (or losses) and valuations of software and other technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of software products have historically decreased over their productive lives. As a result, the average selling prices of software offered by the Fund’s issuers in which the Fund may invest may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that the Fund may hold. Additionally, companies operating in the software industry are subject to vigorous competition, changing technology, changing client and end-consumer
needs, evolving industry standards and frequent introductions of new products and services. Investments in issuers in the software industry could lose market share if their competitors introduce or acquire new products that compete with their software and related services or add new features to existing products. Any deterioration in the results of the Fund’s investments due to industry competition or otherwise could, in turn, materially adversely affect the Fund’s results, financial condition and results of operations.
Other Risks Relating to the Fund
Senior Management Personnel of the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. Under a resource sharing agreement between the Adviser and OHA (the “Resource Sharing Agreement”), OHA has agreed to provide the Adviser with experienced investment professionals necessary to fulfill its obligations under the Advisory Agreement. The Resource Sharing Agreement, however, may be terminated by either party on 60 days’ notice. The Fund cannot assure shareholders that OHA will fulfill its obligations under the Resource Sharing Agreement. The Fund also cannot assure shareholders that the Adviser will enforce the Resource Sharing Agreement if OHA fails to perform, that such agreement will not be terminated by either party or that the Fund will continue to have access to the investment professionals of OHA and its affiliates or their information and deal flow. Further, to achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Key Personnel Risk.
The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
The Adviser’s Relationships.
The Fund expects that the Adviser will depend on its existing relationships with private equity sponsors, investment banks and commercial banks, and the Fund expects to rely to a significant extent upon these relationships for purposes of potential investment opportunities. If the Adviser fails to maintain its existing relationships or develop new relationships with other sources or sponsors of investment opportunities, the Fund may not be able to expand its investment portfolio. In addition, individuals with whom the Adviser has relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.
The Adviser’s Incentive Fee Risk.
The Investment Advisory Agreement entitles the Adviser to re ceiv
e incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter.

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.
The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that
are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s NAV, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Shares Not Listed; No Market for Shares.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.
Closed-end
Interval Fund; Liquidity Risks.
The Fund is a
non-diversified,
closed-end
management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, an investor may not be able to sell its Shares when and/or in the amount that it desires.
Competition for Investment Opportunities.
The Fund competes for investments with other
closed-end
funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Inadequate Return Risk.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.
Registration under the U.S. Commodity Exchange Act.
Registration with the CFTC as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon exemption from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.
Repurchase Offers Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. The need to sell portfolio securities to fund repurchase offers may affect the market for the portfolio securities being sold, which may, in turn, diminish the value of an investment in the Fund. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”
The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. In addition, the repurchase of Shares by the Fund may increase the Fund’s portfolio turnover rate, which may result in increased transaction costs and reduced returns to shareholders.
To the extent that the Fund invests a portion of its portfolio in foreign markets, there is the risk of a possible decrease in Share value as a result of currency fluctuations between the date of tender and the Repurchase Pricing Date.
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Risks Associated with the Fund Distribution Policy.
The Fund intends to make regular distributions. In order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a “regulated investment company” under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s then-current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s Preferred Shares, notes or other indebtedness.
Tax Risk Associated with Fund Distributions.
Even if a stockholder chooses to “opt out” of the DRP, the Fund will have the ability to declare a large portion of a dividend in shares of its common stock instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the stockholder in the same manner as a cash dividend, even though most of the dividend was paid in shares of common stock.
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s second amended and restated declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.
The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.
The Adviser is an entity in which the Fund’s Interested Trustee, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities.
The Fund generally is prohibited under the 1940 Act from participating in certain transactions with its affiliates without prior approval of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities is an affiliate of the Fund for purposes of the 1940 Act, and the Fund generally is prohibited from buying or selling any security from or to such affiliate, absent the prior approval of the Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same issuers (whether at the same or different times), without prior approval of the Independent Trustees and, in some cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or their affiliates. These prohibitions will affect the manner in which investment opportunities are allocated between the Fund and other funds managed by the Adviser or its affiliates. Most importantly, the Fund generally is prohibited from co-investing
with other OHA Clients or affiliates of the Adviser in Adviser-originated loans and financings unless the Fund co-invests
in accordance with the applicable regulatory guidance or with the co-investment
exemptive relief. The Adviser, the Fund and certain of their affiliates intend to rely on an exemptive order from the SEC, which expands the Fund’s ability to co-invest
alongside the Adviser’s affiliates in privately negotiated transactions. Subject to the conditions specified in the exemptive order, the Fund is permitted to co-invest
with those affiliates in certain additional investment opportunities, including investments originated and directly negotiated by the Adviser. These co-investment
transactions may give rise to conflicts of interests or perceived conflicts of interests among the Fund and the participating affiliates. Accordingly, while the Adviser intends to allocate suitable opportunities among the Fund and other OHA Clients or affiliates of the Adviser based on the principles described above, the prohibition on co-investing
with affiliates could significantly limit the scope of investment opportunities available to the Fund. In particular, the decision by the Adviser to allocate an opportunity to one or more other OHA Clients or to an affiliate of the Adviser, or the existence of a prior co-investment
structure, might cause the Fund to forgo an investment opportunity that it otherwise would have made. Similarly, the Fund generally may be limited in its ability to invest in an issuer in which another OHA Client or affiliate of the Adviser had previously invested. The Fund may in certain circumstances also be required to sell, transfer or otherwise reorganize assets in which the Fund has invested with other OHA Clients or affiliates of the Adviser at times that the Fund may not consider advantageous.
Potential Conflicts of Interest Risk—Allocation of Personnel.
The Fund’s executive officers and Trustees, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and their management may face conflicts in their time management and commitments.
Potential Conflicts of Interest Risk—Lack of Information Barriers.
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public
information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.
Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the

Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s Administrator, sub-administrator,
and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.
Risks Relating to Fund’s RIC Status.
Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (
e.g.
, PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable
cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value
ratio at a compounding rate.

Uncertain Tax Treatment.
The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal i nc
ome or excise tax.

Effects of Leverage [Text Block]
LEVERAGE
The Fund may borrow money in connection with its investment activities —
i.e.
, the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to achieve its investment objective and may issue preferred stock.

The Fund may also choose to add leverage through the issuance of additional Preferred Shares. All costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares are borne by the Fund, and these costs and expenses may be significant. So long as the rate of return, net of applicable Fund expenses, on the investments purchased by the Fund exceeds the dividend rates payable on the Preferred Shares together with the costs to the Fund of other leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage.

If so, and all other things being equal, the excess may be used to pay higher dividends to Shareholders than if the Fund were not so leveraged. The use of leverage has the potential to magnify losses versus funds that do not employ leverage.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in Net Assets (as defined below), it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in Net Assets, it may issue $100 in Preferred Shares, resulting in $200 in total assets (or 200% asset coverage). The Fund does not anticipate issuing preferred stock within one year of the date hereof but reserves the right to do so. “Net Assets” means the total assets of the Fund minus the Fund’s liabilities. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of common shares of beneficial interest, par value $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.
Shares
Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata
portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding Preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including Preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of Preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such Preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding Preferred Shares.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.
Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.
The Fund has entered into the Investment Advisory Agreement with the Adviser. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.
Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.
Number of Trustees; Vacancies; Removal
The Declaration of Trust provides that the number of Trustees shall be no less than one and no more than 15, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.
The Fund has a total of five members of the Board, three of whom are Independent Trustees. Each Trustee will hold office until his or her successor is duly elected and qualified. While the Fund does not intend to list its Shares on any securities exchange, if any class of the Fund’s Shares is listed on a national securities exchange, the Board will be divided into three classes of Trustees serving staggered terms of three years each.
Action by Shareholders
The Declaration of Trust provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Amendment of Declaration of Trust and Bylaws
Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may make certain amendments to the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.
No Appraisal Rights
In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.
Conflict with Applicable Laws and Regulations
The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Risks Relating to Investment Strategies, Fund Investments and the Fund's Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Nature of the Fund’s Investments.
The Fund has a very broad mandate with respect to the type and nature of investments in which it participates. While some of the loans in which the Fund intends to invest may be secured, the Fund may also invest in debt or equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund intends to invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.
The borrowers of loans constituting the Fund’s assets may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable as described further below in “Investments in Restructurings.” Additionally, the numerous risks inherent in the insolvency process create a potential risk of loss by the Fund of its entire investment in any particular investment. Insolvency laws may, in certain jurisdictions, result in a restructuring of the debt without the Fund’s consent under the “cramdown” provisions of applicable insolvency laws and may also result in a discharge of all or part of the debt without payment to the Fund.
Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a “preference,” (iii) equitable subordination claims by other creditors, (iv) so called “lender liability” claims by the issuer of the obligations (see “Risks Related to Investments in Loans”) and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment
options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.
In addition, during periods of market disruption, borrowers of loans constituting the Fund’s assets may be more likely to seek to draw on unfunded commitments the Fund has made, and the Fund’s risk of being unable to fund such commitments is heightened during such periods.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, or the war between Russia and Ukraine, including any resulting sanctions, export controls or other restrictive actions that may be imposed by the U.S. and/or other countries against governmental or other entities in, for example, Russia, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the recent
COVID-19
outbreak, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing
assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.

Risks Relating to Infectious Diseases and Pandemics [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Infectious Diseases and Pandemics.
Certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Outbreaks such as the severe acute respiratory syndrome, avian influenza, H1N1/09, and, most recently, the coronavirus
(COVID-19),
or other similarly infectious diseases may have material adverse impacts on the Company, the Adviser, their respective affiliates and portfolio companies. Actual pandemics, or fear of pandemics, can trigger market disruptions or economic turndowns with the consequences described above. The Adviser cannot predict the likelihood of disease outbreaks occurring in the future nor how such outbreaks may affect the Company’s investments.
The outbreak of disease epidemics may result in the closure of the Adviser’s and/or a portfolio company’s offices or other businesses, including office buildings, retail stores and other commercial venues and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a portfolio company’s business which may adversely affect the ability of a portfolio company to perform its obligations, (b) disruption of regional or global trade markets and/or the availability of capital, (c) the availability of leverage, including an inability to obtain indebtedness at all or to the Company’s desired degree, and less favorable timing of repayment and other terms with respect to such leverage, (d) trade or travel restrictions which impact a portfolio company’s business and/or (e) a general economic decline and have an adverse impact on the Company’s value, the Company’s investments, or the Company’s ability to make new investments.
If a future pandemic occurs (including a recurrence of
COVID-19)
during a period when the Company expects to be harvesting its investments, the Company may not achieve its investment objective or may not be able to realize its investments.

Market Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption following the spread of
COVID-19
in the United States and the conflict between Russia and Ukraine. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuer in it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Spread Risk.
Credit spread risk is the risk that credit spreads (
i.e.
, the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of
COVID-19,
the conflict between Russia and Ukraine and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Risks Related to Investments in Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Investments in Loans.
The Fund may invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien lo an
s and any other loans.

Covenant-Lite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans.
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

First Lien Senior Secured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
First Lien Senior Secured Loans.
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.

Second Lien Senior Secured Loans and Junior Debt investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Senior Secured Loans and Junior Debt investments.
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.

Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Loans.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Other Risks Related to Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Related to Loans.
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up
payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Finally, loans may become
non-performing
for a variety of reasons.
Non-performing
debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Add iti
onal costs associated with these activities may reduce returns.

Unitranche Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unitranche Loans.
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Investments in Middle-Market Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Middle-Market Companies.
Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end
funds generally, and the somewhat greater illiquidity of
closed-end
fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

Investments in Less Established Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Less Established Companies.
The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

High Yield Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt.
The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities (junk bonds) has experienced periods of volatility and reduced liquidity. High yield securities (junk bonds) may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities (junk bonds) may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities (junk bonds).

Distressed Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Credit Investments.
The Fund’s distressed credit investments (
e.g.
, investments in defaulted,
out-of-favor
or distressed bank loans and debt and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss or with substantial variations in operating results from period to period. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under, or have a significant risk of an inability to service, their debt obligations, especially during an economic downturn or periods of rising interest rates, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. Investments in distressed companies may be premised on a turnaround strategy. If turnarounds are not achieved, these companies could experience failures or substantial declines in value, and the Fund may not be able to divest itself of such unprofitable investments in a timely fashion or at all. Additionally, turnarounds may not be achieved within the contemplated investment horizons.
The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt. Accordingly, an investment in the Fund should only be considered by persons who can afford a loss of their entire investment.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Investments.
The Fund may make mezzanine investments. Such investments, if made, may be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the Fund’s investments, all or a significant portion of which may be secured. While the Fund’s mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors;
(iv) so-called
“lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.

Collateralized Loan Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations.
In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market
thereof) may result in higher delinquencies

and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.
CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact on the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment
risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund is expected to rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund is also expected to rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (
e.g.
, gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties in respect of the Fund’s issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing
assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on LIBOR, SOFR or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on LIBOR, SOFR or another reference rate. See “Risks Associated with Changes in LIBOR.”
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the

CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of the Fund’s issuers as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask
spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.

Real Assets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Assets Investments Risk.
The Fund may invest a portion of its assets in credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments Risk.
The Fund may acquire, directly or indirectly, debt and/or equity interests in real estate. The real estate i
nvestments of the Fund will be subject to the risks generally incident to the ownership of real property, including uncertainty of cash flow to meet fixed and other obligations; adverse changes in local market conditions, population trends, neighborhood values, community conditions, general economic conditions, local employment conditions, interest rates, and real estate tax rates; changes in fiscal policies; competition from other properties; and uninsured losses and other risks that are beyond the control of the Fund, such as the threat of terrorism and their consequences. There can be no assurance of profitable operations because the cost of owning the Fund’s real estate investments may exceed the income produced, particularly since certain expenses related to real estate and its development and ownership, such as property taxes, utility costs, maintenance costs and insurance, tend to increase over time and are largely beyond the control of the owner. In addition, the Fund’s ownership of equity interests in real estate may have tax consequences for certain investors that do not apply in the case of the Fund’s ownership of debt interests in real estate. To the extent the Fund makes investments in real estate assets (or a pool of real estate assets) that are geographically dispersed, leased to (or otherwise exposed to the c red
it risk of) a geographically diverse group of counterparties whose location changes on an ongoing basis and/or that otherwise have a “global” risk profile, the Adviser will, in its discretion, assign a country of risk for purposes of any applicable investment limitations or other purposes, which country of risk may not correspond with the actual geographic risk of some or all of such assets, and/or determine to exclude such assets from any such geographic limi tat
ions.
Certain real estate investment opportunities may originate from owners who are insolvent or in serious financial difficulty. As a result, the recourse to the sellers and/or the standards by which such properties are being serviced or operated may be adversely affected.
With respect to particular real estate credit investments, real estate debt instruments that are in default may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and/or a substantial write-down of the principal of such debt instruments. Even if a restructuring were successful, a risk exists that upon maturity of such real estate debt instrument, replacement “takeout” financing will not be available. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate debt instruments purchased by the Fund. The foreclosure process can be lengthy, uncertain and expensive. Real estate risks typically include fluctuations in the real estate markets, slowdown in demand for the purchase or rental of properties, changes in the relative popularity of property types and locations, the oversupply of a certain type of property, changes in regional, national and international economic conditions, adverse local market conditions, the financial conditions of tenants, buyers and sellers of properties, changes in building, environmental, zoning and other laws and other governmental rules and fiscal policies, changes in real property tax rates or the assessed values of the investments, changes in interest rates and the availability or terms of debt financing, changes in operating costs, risks due to dependence on cash flow, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, uninsured casualties, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, unavailability of or increased cost of certain types of insurance coverage, such as terrorism insurance, fluctuations in energy prices, acts of God, natural disasters and uninsurable losses, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are not within the control of the Adviser.

Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock.
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible
securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.

Limited Amortization Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Amortization Requirements.
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Securities on a When-Issued or Forward Commitment Basis [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities on a When-Issued or Forward Commitment Basis.
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery
of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Investments.
When the Fund invests in senior secured loans or mezzanine loans, it may acquire equity securities as well. In addition, the Fund may invest directly in the equity securities of issuers. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon its disposition of such interests. However, the equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.
The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Investments in Publicly Traded Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Publicly Traded Companies.
The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members (which may include members of the Adviser) and increased costs associated with each of the aforementioned risks.
In addition, in respect of the Fund’s publicly traded debt investments, the Fund will not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Adviser may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk.
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The

Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Investments in Highly Leveraged Issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Highly Leveraged Issuers.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Investments in Restructurings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Restructurings.
The Fund may invest in restructurings that involve, or otherwise invest in the debt securities of, companies that are experiencing or are expected to experience severe financial difficulties. These severe financial difficulties may never be overcome and may cause such companies to become subject to bankruptcy proceedings. The return on investment sought or targeted by the Fund in any investment in a restructuring may depend upon the restructuring progressing in a particular manner or resulting in a particular outcome (including regarding the conversion or repayment of the Fund’s investments). There can be no assurance that any such outcome, development or result will occur or be successful and, as a result, the premise underlying the Fund’s investment may never come to fruition and the Fund’s returns may be adversely affected. Investments in restructurings could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For instance, under certain circumstances, payments to the Fund and distributions to Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or characterize investments made in the form of debt as equity contributions. For certain restructurings, the Fund may utilize blocker corporations, which may incur federal and state income taxes. In restructurings, whether constituting liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the restructuring either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security or instrument the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. The Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed restructuring is consummated. Under certain circumstances, a lender that has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed, or may be found liable for damages suffered by parties as a result of such actions.

When a company seeks relief under the U.S. Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be “adequately protected” during the proceedings. If the Bankruptcy Court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. Bankruptcy proceedings are inherently litigious, time consuming, highly complex and driven extensively by facts and circumstances, which can result in challenges in predicting outcomes. The equitable power of bankruptcy judges also can result in uncertainty as to the ultimate resolution of claims.
Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will almost certainly experience a significant loss of its investment. There can be no assurance that the security interests securing the Fund’s claims will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge.
Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found guilty of certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the U.S. Bankruptcy Code. Creditors’ claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the U.S. Bankruptcy Code. Serving on an official or unofficial creditors’ committee, for example, increases the possibility that the Fund will be deemed an “insider” or a “fiduciary” of an issuer it has so assisted and may increase the possibility that the Bankruptcy Court would invoke the doctrine of “equitable subordination” with respect to any claim or equity interest held by the Fund in such issuer and subordinate any such claim or equity interest in whole or in part to other claims or equity interests in such issuer. Claims of equitable subordination may also arise outside of the context of the Fund’s committee activities. If a creditor is found to have interfered with a company’s affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Fund will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. In addition, if representation of a creditors’ committee of an issuer causes the Fund or the Adviser to be deemed an affiliate of such issuer, the securities of such issuer held by the Fund may become restricted securities, which are not freely tradable.
While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or U.S. federal proceedings, including pursuant to state fraudulent transfer laws. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able to defend against them successfully. To the extent the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities or instruments issued by the debtor due to the Fund’s possession of material, non-public
information concerning the debtor.
From time to time, the Fund may invest in or extend loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. These debtor-in-possession
or “DIP” loans are most often revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
In addition, issuers located in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments in any such issuer may be adversely affected. For example, bankruptcy law and process in a
non-U.S.
jurisdiction may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although ban kru
ptcy laws have been enacted, the process for reorganization remains highly uncertain.

Non-Performing Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Performing
Investments.
The Fund’s portfolio may include investments whose underlying collateral are
“non-performing”
and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

Risks of Certain Non-U.S. Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Certain
Non-U.S.
Investments.
The Fund expects to invest a portion of its aggregate commitments outside of the United States.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain
non-U.S.
jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other
non-U.S.
jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in
non-U.S.
jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of
non-U.S.
deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Foreign Currency Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined
price at a future date. Forward foreign currency contracts are marked-to-market
at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.

Use of Leverage: Risk of Borrowing by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Leverage: Risk of Borrowing by the Fund.
The Fund may employ leverage through a secured credit facility to achieve its investment objective and may issue preferred stock and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Under the 1940 Act, the Fund is permitted to incur greater effective leverage through the use of preferred stock than through the use of debt. The Fund may choose to add leverage through the issuance of additional Preferred Shares.
All costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares is borne by the Fund, and these costs and expenses may be significant. So long as the rate of return, net of applicable Fund expenses, on the investments purchased by the Fund exceeds the dividend rates payable on the Preferred Shares together with the costs to the Fund of other leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Shareholders than if the Fund were not so leveraged. The use of leverage has the potential to magnify losses versus funds that do not employ leverage.
The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in Net Assets, it may issue $100 in Preferred Shares, resulting in $200 in total assets (or 200% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Under the 1940 Act, the Preferred Shares the Fund issues will constitute a “senior security” for purposes of the 200% asset coverage test. In addition, while any senior securities remain outstanding, the Fund will be required to make provisions to prohibit any dividend distribution to the Fund’s Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund’s ability to utilize leverage would also be limited by asset coverage requirements and other guidelines imposed by the terms of the Preferred Shares and are imposed by rating agencies that provide ratings for the Preferred Shares which are more restrictive than the limitations imposed by the 1940 Act noted above. Accordingly, any decline in the NAV of the Fund’s investments could result in the risk that the Fund would fail to meet its asset coverage requirements for any such Preferred Shares. Under certain circumstances, the Fund’s investment income might not be sufficient to meet the dividend requirements on any Preferred Shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of Preferred Shares. Liquidation at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Shareholders.
In August 2022, Rule
18f-4
under the 1940 Act, regarding the ability of a registered investment company to use derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions), became effective. Under the new rule, registered investment companies that make significant use of derivatives are required to operate subject to a value-at-risk
leverage limit, adopt a derivatives risk management program and appoint a derivatives risk manager, and comply with various testing and board reporting requirements. Such requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective.
The Adviser expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk
(“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives.
Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or Preferred Share dividends, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any Preferred Shares, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of the existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must either repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Change of Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Change of Law Risk.
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Terrorist Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorist Activities.
Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.

Volatility of Commodity Prices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatility of Commodity Prices.
The performance of certain of the Fund’s investments may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals) and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and
non-U.S.
federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.

Regulatory Approvals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Approvals.
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or
non-U.S.
approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Political and Societal Challenges [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Political and Societal Challenges.
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.

Environmental Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental Matters.
Environmental laws, regulations and regulatory initiatives play a significant role in the electric power industry and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from nongovernmental and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.

Derivatives Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Instruments.
The Fund may invest in derivative instruments or “derivatives” that include total return swaps (“TRS”) and other swaps, futures, options, structured securities and other instruments and contracts that are derived from, or the value of which is related to, one or more underlying securities, financial benchmarks, currencies or indices. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency or index at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading. For example, because many derivatives are leveraged, and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement may expose the Fund to the possibility of a loss exceeding the original amount invested. Derivatives may also expose investors to liquidity risk, as there may not be a liquid market within which to close or dispose of outstanding derivatives contracts.
All derivative instruments involve risks that are in addition to, and potentially greater than the risks of investing directly in securities and other more traditional assets, including:

•
Management Risks.
Derivative products are specialized instruments that require investment techniques and risk analyses different from those associated with equities and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into and the ability to assess the risk that a derivative adds to the Fund’s portfolio.

•
Counterparty Risks.
This is the risk that a loss may be sustained by the Fund as a result of the failure of the other party to a derivative (usually referred to as a “counterparty”) to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for over-the-counter
(“OTC”) derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded or cleared derivative transaction is the counterparty to the derivative transaction. The Fund may post or receive collateral related to changes in the market value of a derivative. The Fund also may invest in derivatives that (i) do not require the counterparty to post collateral, (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require significant upfront deposits unrelated to the derivatives’ intrinsic value, or (iv) do not require that collateral be regularly marked-to-market.
When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults.

•
Documentation Risks
. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated, the counterparty may interpret contractual terms (
e.g.
, the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Adviser believes are owed to the Fund under derivative instruments or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

•
Liquidity Risks
. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Less liquid derivative instruments also may fall more in price than other securities during market falls. During periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in the mark-to-market
obligations arising under the derivative instruments used by the Fund. These risks may be further exacerbated by requirements under rules issued pursuant to recently enacted financial reform legislation.

•
Leverage Risks
. Because many derivatives have a leverage component (
i.e.
, a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Tax Uncertainties
. The taxation of derivatives, including credit default swaps, TRS and other transactions in which the Fund may participate, is subject to uncertainties. Such transactions may become subject to new laws and regulations, possibly with retroactive effect, as well as differing interpretations of existing law and regulations by the relevant taxing authorities. There can be no assurance that such changes in law or interpretation will not have a material adverse effect on the Fund.

•
Other Risks
. Other risks in using derivatives include the risk of mispricing or incorrect valuation of derivatives. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, over-and/or
under-collateralization, and/or errors in calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired result. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The risk may be more pronounced when outstanding notional amounts in the market exceed the amounts of the referenced assets. For example, the Fund’s use of reverse repurchase agreements subjects it to interest costs based on the difference between the sale and repurchase price of the securities involved. Derivatives are also subject to currency and other risks. Moreover, suitable derivatives may not be available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.
Counterparties to derivatives contracts may have the right to terminate such contracts if the Fund’s net asset value declines below a certain level over a specified period of time. The exercise of such a right by the counterparty could have a material adverse effect on the Fund’s operations.

In late October 2020, the SEC adopted Rule
18f-4
related to the use of derivatives and certain other transactions that rescinded and withdrew the guidance of the SEC and the SEC staff regarding asset segregation and coverage. Under Rule
18f-4,
the Fund will need to trade derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a VaR leverage limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. These requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in Rule
18f-4.
Reverse repurchase agreements are subject to the current asset coverage requirements, and a fund trading reverse repurchase agreements needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio (unless the fund determines to treat such agreements and transactions as derivatives for all purposes under the rule). Reverse repurchase agreements are not be included in the calculation of whether the Fund is a limited derivatives user (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule), but if the Fund is subject to the VaR testing, reverse repurchase agreements and similar financing transactions are included for purposes of such testing. These requirements may limit the Fund’s ability to use derivatives and reverse repurchase agreements and similar financing transactions as part of the Fund’s investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Options and Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options and Futures Risk.
The Fund may utilize options and futures contracts and
so-called
“synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.

Credit Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Derivatives.
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance
by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.

Interest Rate Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Swaps Risk.
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (
e.g.
, an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery
by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.

Payment-in-Kind ("PIK") Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment-in-Kind
(“PIK”) Income Risk.
The Fund may hold investments that result in PIK income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash
accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value
ratio at a compounding rate. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

Investments in the Software Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in the Software Industry.
The revenue, income (or losses) and valuations of software and other technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of software products have historically decreased over their productive lives. As a result, the average selling prices of software offered by the Fund’s issuers in which the Fund may invest may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that the Fund may hold. Additionally, companies operating in the software industry are subject to vigorous competition, changing technology, changing client and end-consumer
needs, evolving industry standards and frequent introductions of new products and services. Investments in issuers in the software industry could lose market share if their competitors introduce or acquire new products that compete with their software and related services or add new features to existing products. Any deterioration in the results of the Fund’s investments due to industry competition or otherwise could, in turn, materially adversely affect the Fund’s results, financial condition and results of operations.

Senior Management Personnel of the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Management Personnel of the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. Under a resource sharing agreement between the Adviser and OHA (the “Resource Sharing Agreement”), OHA has agreed to provide the Adviser with experienced investment professionals necessary to fulfill its obligations under the Advisory Agreement. The Resource Sharing Agreement, however, may be terminated by either party on 60 days’ notice. The Fund cannot assure shareholders that OHA will fulfill its obligations under the Resource Sharing Agreement. The Fund also cannot assure shareholders that the Adviser will enforce the Resource Sharing Agreement if OHA fails to perform, that such agreement will not be terminated by either party or that the Fund will continue to have access to the investment professionals of OHA and its affiliates or their information and deal flow. Further, to achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Key Personnel Risk.
The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.

The Adviser's Relationships [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser’s Relationships.
The Fund expects that the Adviser will depend on its existing relationships with private equity sponsors, investment banks and commercial banks, and the Fund expects to rely to a significant extent upon these relationships for purposes of potential investment opportunities. If the Adviser fails to maintain its existing relationships or develop new relationships with other sources or sponsors of investment opportunities, the Fund may not be able to expand its investment portfolio. In addition, individuals with whom the Adviser has relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

The Adviser's Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser’s Incentive Fee Risk.
The Investment Advisory Agreement entitles the Adviser to re ceiv
e incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter.

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.
The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that
are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s NAV, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Shares Not Listed; No Market for Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shares Not Listed; No Market for Shares.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.

Closed-end Interval Fund; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end
Interval Fund; Liquidity Risks.
The Fund is a
non-diversified,
closed-end
management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, an investor may not be able to sell its Shares when and/or in the amount that it desires.

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investment Opportunities.
The Fund competes for investments with other
closed-end
funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.

"Best-Efforts" Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Inadequate Return Risk. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Registration under the U.S. Commodity Exchange Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Registration under the U.S. Commodity Exchange Act.
Registration with the CFTC as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon exemption from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. The need to sell portfolio securities to fund repurchase offers may affect the market for the portfolio securities being sold, which may, in turn, diminish the value of an investment in the Fund. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”
The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. In addition, the repurchase of Shares by the Fund may increase the Fund’s portfolio turnover rate, which may result in increased transaction costs and reduced returns to shareholders.
To the extent that the Fund invests a portion of its portfolio in foreign markets, there is the risk of a possible decrease in Share value as a result of currency fluctuations between the date of tender and the Repurchase Pricing Date.

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Risks Associated with the Fund Distribution Policy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with the Fund Distribution Policy.
The Fund intends to make regular distributions. In order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a “regulated investment company” under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s then-current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s Preferred Shares, notes or other indebtedness.

Tax Risk Associated with Fund Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk Associated with Fund Distributions.
Even if a stockholder chooses to “opt out” of the DRP, the Fund will have the ability to declare a large portion of a dividend in shares of its common stock instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the stockholder in the same manner as a cash dividend, even though most of the dividend was paid in shares of common stock.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s second amended and restated declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Anti-Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Risk.
The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk.
The Adviser is an entity in which the Fund’s Interested Trustee, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities.
The Fund generally is prohibited under the 1940 Act from participating in certain transactions with its affiliates without prior approval of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities is an affiliate of the Fund for purposes of the 1940 Act, and the Fund generally is prohibited from buying or selling any security from or to such affiliate, absent the prior approval of the Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same issuers (whether at the same or different times), without prior approval of the Independent Trustees and, in some cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or their affiliates. These prohibitions will affect the manner in which investment opportunities are allocated between the Fund and other funds managed by the Adviser or its affiliates. Most importantly, the Fund generally is prohibited from co-investing
with other OHA Clients or affiliates of the Adviser in Adviser-originated loans and financings unless the Fund co-invests
in accordance with the applicable regulatory guidance or with the co-investment
exemptive relief. The Adviser, the Fund and certain of their affiliates intend to rely on an exemptive order from the SEC, which expands the Fund’s ability to co-invest
alongside the Adviser’s affiliates in privately negotiated transactions. Subject to the conditions specified in the exemptive order, the Fund is permitted to co-invest
with those affiliates in certain additional investment opportunities, including investments originated and directly negotiated by the Adviser. These co-investment
transactions may give rise to conflicts of interests or perceived conflicts of interests among the Fund and the participating affiliates. Accordingly, while the Adviser intends to allocate suitable opportunities among the Fund and other OHA Clients or affiliates of the Adviser based on the principles described above, the prohibition on co-investing
with affiliates could significantly limit the scope of investment opportunities available to the Fund. In particular, the decision by the Adviser to allocate an opportunity to one or more other OHA Clients or to an affiliate of the Adviser, or the existence of a prior co-investment
structure, might cause the Fund to forgo an investment opportunity that it otherwise would have made. Similarly, the Fund generally may be limited in its ability to invest in an issuer in which another OHA Client or affiliate of the Adviser had previously invested. The Fund may in certain circumstances also be required to sell, transfer or otherwise reorganize assets in which the Fund has invested with other OHA Clients or affiliates of the Adviser at times that the Fund may not consider advantageous.

Potential Conflicts of Interest Risk—Allocation of Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Allocation of Personnel.
The Fund’s executive officers and Trustees, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and their management may face conflicts in their time management and commitments.

Potential Conflicts of Interest Risk—Lack of Information Barriers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Lack of Information Barriers.
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public
information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Portfolio Fair Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the

Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s Administrator, sub-administrator,
and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.

Risks Relating to Fund's RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s RIC Status.
Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (
e.g.
, PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable
cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value
ratio at a compounding rate.

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment.
The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal i nc
ome or excise tax.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as LIBOR, the SOFR and the prime rate, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). From time to time, the Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund’s portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1 Vanderbilt Avenue
Entity Address, Address Line Two		16th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
Contact Personnel Name		Grove Stafford, Esq.
Class I Shares [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[3],[4]	1.43%
Incentive Fees [Percent]	[3],[5]	1.39%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3],[6]	0.67%
Total Annual Expenses [Percent]	[3]	4.49%
Waivers and Reimbursements of Fees [Percent]	[3],[7]	0.00%
Expense Example, Year 01		$ 45
Expense Example, Years 1 to 3		135
Expense Example, Years 1 to 5		227
Expense Example, Years 1 to 10		$ 460
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[8]	3.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[3],[4]	1.43%
Distribution/Servicing Fees [Percent]	[3],[6],[9]	0.75%
Incentive Fees [Percent]	[3],[5]	1.39%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3],[6]	0.67%
Total Annual Expenses [Percent]	[3]	5.24%
Waivers and Reimbursements of Fees [Percent]	[3],[7]	0.00%
Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		187
Expense Example, Years 1 to 5		287
Expense Example, Years 1 to 10		$ 537
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[8]	1.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[3],[4]	1.43%
Distribution/Servicing Fees [Percent]	[3],[6],[9]	0.25%
Incentive Fees [Percent]	[3],[5]	1.39%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3],[6]	0.67%
Total Annual Expenses [Percent]	[3]	4.74%
Waivers and Reimbursements of Fees [Percent]	[3],[7]	0.00%
Expense Example, Year 01		$ 62
Expense Example, Years 1 to 3		156
Expense Example, Years 1 to 5		240
Expense Example, Years 1 to 10		$ 488

[1]	Total amount of each class of senior securities outstanding at the end of the period presented.
[2]	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated for the applicable borrowings in accordance with Section 18(h) of the 1940 Act.
[3]	Assumes the Fund raises approximately $400 million in proceeds during the period ending December 31, 2026, resulting in estimated average Net Assets of approximately $352 million.
[4]	Interest expenses represent estimated interest related costs the Fund expects to incur in connection with the use of its credit facility. See “Summary of Terms — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average rate of 25% of Net Assets.
[5]	The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments in portfolio companies.The Incentive Fee is based on income, whereby the Fund will pay the Adviser quarterly in arrears 15% of its Pre-Incentive Fee Net Investment Income Returns (as defined below), attributable to each class of the Fund’s Shares, for each calendar quarter subject to a 6% annualized hurdle rate, with a 100% catch-up. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.
[6]	Other expenses include reasonably estimated costs for the current year that the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the period ending December 31, 2026, assuming the Fund raises approximately $400 million of proceeds during that time.
[7]	Pursuant to the Expense Limitation Agreement, the Adviser has agreed contractually until twelve months from the date of this Prospectus ([ ], 2027) to waive certain operating expenses to the extent that the Fund’s monthly total annualized operating expenses in respect of each class exceed 1.0% of the Fund’s month-end net asset value of such class. Under the Expense Limitation Agreement, the Fund is obligated to repay the Adviser in the amount of any such waivers and/or reimbursements, subject to certain limitations (as described below under “Fund Expenses – Expense Limitation Agreement”). The amount presented in the table estimates the amounts the Fund currently expects to pay during the one-year period beginning on the date of this prospectus to reimburse the Adviser for waivers and/or reimbursements. In consideration of the Adviser’s agreement to waive its operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived Fund expenses reimbursed in respect of each of Class A Shares, Class D Shares, and Class I Shares, subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of recoupment. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect until twelve months from the date of this Prospectus ([ ], 2027), unless and until the Board approves its modification or termination. See “Fund Expenses.”
[8]	Investors purchasing Class A Shares or Class D Shares may be charged a sales load of up to 3.50% or 1.50%, respectively, of the Investor’s gross purchase. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Please consult your financial firm for additional information. See “Plan of Distribution.”
[9]	The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.75% per year on Class A Shares and 0.25% per year on Class D Shares. With respect to Class A Shares, the entire fee is characterized as a “distribution fee.” With respect to Class D Shares, the entire fee is characterized as a “shareholder service fee.”The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares or Class D Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.